Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in the Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets of NTT CDBP (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 202,346	¥ 196,025
Fair value of plan assets	81,159	77,735
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	196,454	190,028
Fair value of plan assets	81,159	77,735
NTT CDBP
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	102,784	97,299
Fair value of plan assets	63,864	62,942
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	81,749	77,380
Fair value of plan assets	¥ 63,782	¥ 62,880